LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2021
LONG-TERM BORROWINGS
LONG-TERM BORROWINGS

15.   LONG-TERM BORROWINGS

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Long-term borrowings-current:
Xinyuan Leasing Asset-Backed Securities	95,149	—	—
Yunnan Trust Plan-Senior level debts	—	84,006	13,182
Secured borrowings from Houfu	—	118,250	18,556
Secured borrowings from Chengdu Gongtou	—	85,558	13,426
	95,149	287,814	45,164
Long-term borrowings-non-current:
Xinyuan Leasing Asset-Backed Securities	—	—	—
Secured borrowings from Houfu	—	46,496	7,296
Secured borrowings from Chengdu Gongtou	—	20,584	3,230
	—	67,080	10,526

Xinyuan Leasing Asset Backed Special Plans

In June 2019, BEST Finance transferred certain lease rental and other financing receivables totaling RMB705,033 with remaining lease terms ranging from 23 months to 59 months originating from its finance leasing services business to a securitization vehicle. The securitization vehicle created Xinyuan Leasing Asset Backed Special Plan I (the “ABS Plan I”) and contemporaneously issued debt securities securitized by the transferred lease rental receivables (“asset-backed securities”) to qualified institution investors on the Shanghai Stock Exchange and raised total proceeds of RMB262,316 under the ABS Plan I, net of issuance costs for the securitization transaction of RMB6,684. The ABS Plan I consists of three tranches: Series A tranche with a stated interest of 5.5% matured by end of 2020, Series B tranche with a stated interest of 6.5% matured by end of 2020 and a subordinated tranche maturing by end of 2023. The Company also provided a guarantee to the ABS Plan I to secure the full repayment of the principal and interest of the Series A and B tranches of the ABS Plan I issued to external investors.

In September 2020, BEST Finance transferred certain lease rental and other financing receivables totaling RMB751,469 with remaining lease terms ranging from 4 months to 59 months originating from its finance leasing services business to a securitization vehicle. The securitization vehicle created Xinyuan Leasing Asset Backed Special Plan II (the “ABS Plan II”) and contemporaneously issued debt securities securitized by the transferred lease rental receivables (“asset-backed securities”) to qualified institution investors on the Shanghai Stock Exchange and raised total proceeds of RMB198,074 under the ABS Plan II, net of issuance costs for the securitization transaction of RMB1,926. The ABS Plan II consists of three tranches: Series A tranche with a stated interest of 4.95% matured by end of 2021, Series B tranche with a stated interest of 6.0% maturing by end of 2022 and a subordinated tranche maturing by end of 2023. The Company also provided a guarantee to the ABS Plan II to secure the full repayment of the principal and interest of the Series A tranche of the ABS Plan II issued to external investors.

The Company acts as the servicer of the both ABS Plans by providing payment collection services for the underlying lease rental receivables and holds significant variable interests in the ABS Plans through holding all of the subordinated tranche of asset-backed debt securities maturing no later than 2023 and the guarantee provided, from which the Company has the obligation to absorb losses of the ABS Plans that could potentially be significant to the ABS Plans. Accordingly, the Company is considered the primary beneficiary of the Plans and has consolidated the ABS Plans’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

15.   LONG-TERM BORROWINGS (CONTINUED)

Xinyuan Leasing Asset Backed Special Plans (continued)

As a result of the series of transactions described above, the Series A and B tranches of the Plans issued to external investors were considered borrowings from external investors. The proceeds from borrowings from external investors is a financing activity and reported as “Proceeds from issuance of long-term borrowings to external investors, net of issuance costs” on the consolidated statements of cash flows. Repayments on the borrowings totaled RMB157,417, RMB210,991 and RMB96,829 (US$15,195) during the years ended 2019, 2020 and 2021 from external investors were made according to the payment schedule. As of December 31, 2020, the ABS Plan I was fully repaid with no outstanding balances from external investors. As of December 31, 2020 and 2021, the total outstanding borrowings from external investors of ABS Plan II were RMB95,149 and nil, respectively. The weighted average effective interest rate for the outstanding Xinyuan Leasing Asset-Backed Securities under ABS Plan II was 7.17% and nil as of December 31, 2020 and 2021, respectively.

Yunnan Trust Plan

In March 2021, BEST Finance transferred certain lease receivables with remaining lease terms ranging from 18 months to 36 months originated from its finance leasing services business with future cash flows of RMB577,347 (US$90,598) at a discount price of RMB449,671 (US$70,653) to Yunnan International Trust Co., Ltd., a third party, which then created Yunnan Trust Plan (the “Trust Plan”).  The Trust Plan contemporaneously issued Senior and Junior level debt securities of RMB319,610 (US$50,154) and RMB130,061 (US$20,409) respectively. The annual yield of the Senior securities is 8% and was all acquired by Sinolink Yong Fu Assets management (“Sinolink”), a related party of Yunnan International Trust Co., Ltd., BEST Finance acquired all the Junior securities which are exposed to all expected losses and entitled to receive all residual returns of the Trust Plan. The Senior debt securities mature in 14 months and the Junior debt securities mature in 33 months. BEST Finance repays the cash collected from the individual lessee of the lease receivables to the Trust Plan, with the principal amount of Senior debt securities and interest of Junior debt securities paid firstly in installments and then the principal amount of Junior debt securities in installments. The residual returns will be repaid to Junior debt securities holders at the end of the Trust Plan.

BEST Finance is responsible to provide management and collection services over the transferred lease receivable assets and the Company provides guarantees to Yunnan Trust to secure the full repayment of the principal and interest of the holder of the Senior securities and the expected interest return rate of the Trust Plan.

The Company has the power to direct the activities that most significantly impacts the economic performance of the Trust Plan and provides payment collection services for the underlying lease rental receivables and holds significant variable interests in the Trust Plan through the Junior debt securities and the guarantee provided, from which the Company has the obligation to absorb losses of the Trust Plan that could potentially be significant to the Trust Plan. Accordingly, the Company is considered the primary beneficiary of the Trust Plan and consolidates the Trust Plan’s assets, liabilities, results of operations, and cash flows in the consolidated financial statements.

As a result of the series of transactions described above, the Senior level debt securities of the Trust Plan issued to external investors were considered borrowings from external investors. During the year ended December 31, 2021, the Company made repayments on the borrowings totaled RMB248,844 (US$39,049) to Yunnan Trust according to the payment schedule. As of December 31, 2021, the total outstanding borrowings related to the Senior level debt securities were RMB84,006 (US$13,182), which were repayable within one year. The weighted average effective interest rate for the outstanding Senior level debt securities borrowings was 14.86% for the as of December 31, 2021.

15.   LONG-TERM BORROWINGS (CONTINUED)

Secured borrowings from Houfu

Concurrently with the set-up of the Trust Plan, BEST Finance transferred the beneficial rights of another set of lease rental receivables with future cash flows of RMB166,149 (US$26,072) to Ningbo Houfu Business management consulting partnership (“Houfu”), a related party of Sinolink, at a discounted price of RMB133,200 (US$29,902). The proceeds received from Houfu were used by BEST Finance to acquire the Junior debt securities of the Trust Plan. BEST Finance agreed to transfer all the benefits it received from the Junior debt securities in the Trust Plan including the principal and interest of the Junior debt securities to repay its obligations to Houfu in installments over 33 months with BEST Finance’s rights in Junior debt securities as collateral.

Since the Company has continuing involvement with the lease receivables transferred to Houfu by providing guarantee to the performance of the transferred lease receivables and the transferred financial assets are not legally isolated from the Company, the transferred lease receivables were not derecognized and are accounted for as secured borrowings in the consolidated financial statements.

During the year ended December 31, 2021, the Company made nil repayments on the borrowings to Houfu according to the payment schedule. The weighted average effective interest rate for the outstanding secured borrowings from Houfu was 32.21% as of December 31, 2021.

The future payment schedule for the secured borrowings from Houfu is as follows:

	Future cash flow
	RMB	US$
For the year ending December 31, 2022	245,388	38,507
For the year ending December 31, 2023	52,539	8,245
Total future cash flows	297,927	46,752

Secured borrowings from Chengdu Gongtou

In August 2021, BEST Finance transferred the beneficial rights of certain lease receivables with future cash flows of RMB161,031 (US$25,269) to Chendu Gongtou Finance Lease Limited (“Chendu Gongtou”) at their present value of RMB135,858 (US$21,319).

Since the Company has continuing involvement with the lease receivables transferred to Chengdu Gongtou by providing guarantee to the performance of the transferred lease receivables and the transferred financial assets are not legally isolated from the Company, the transferred lease receivables were not derecognized and are accounted for as secured borrowings in the consolidated financial statements. The Company will repay the secured borrowings to Chengdu Gongtou in installments of 33 months. During the year ended December 31, 2021, the Company made repayments totaled RMB33,156 (US$5,203) according to the payment schedule. The weighted average effective interest rate for the outstanding secured borrowings from Gongtou was 17.16% as of December 31, 2021.

The future payment schedule for the secured borrowings from Chengdu Gontou is as follows:

	Future cash flows
	RMB	US$
For the year ending December 31, 2022	87,496	13,730
For the year ending December 31, 2023	21,531	3,379
For the year ending December 31, 2024	390	61
Total future cash flows	109,417	17,170